Employee Benefit and Equity Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer contribution to the plan	$ 0.5	$ 0.4	$ 0.3
Number of stock options awarded	0	90,074	111,174
Outstanding stock options awarded, expiration dates		One-third increments on the first, second or third anniversary of the grant date
Intrinsic value of stock options exercised	0.1	0.3	0.1
Weighted average estimated fair value of options granted		$ 6.06	$ 6.06
Weighted average exercise price of options granted		$ 12.78	$ 11.83
Outstanding weighted average remaining term (in years)	4 years 7 months 6 days
Aggregate intrinsic value of options outstanding	1.4
Weighted average remaining term of options exercisable (in years)	4 years 10 months 24 days
Aggregate intrinsic value of options exercisable	2.5
2007 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance	3,079,470
Shares available for grant	813,475	929,635
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0.2	0.7	1.0
Unrecognized compensation expense	0.3
Unrecognized compensation expense weighted average period, in years	1 year 7 months 6 days
Expected Dividend Yield		0.00%	0.00%
Stock Options | Non Qualified Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees awarded equity instruments		3
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period for outstanding stock options	5 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period for outstanding stock options	10 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	2.9	0.9	0.1
Unrecognized compensation expense	4.3
Unrecognized compensation expense weighted average period, in years	2 years 1 month 6 days
Common stock issued by compensation committee	425,209	709,890
Number of companies in peer group	13
Fair value of TSR awards of per share estimated on date of grant	$ 11.59	$ 13.07	$ 12.07
Expected Dividend Yield	0.00%
Total fair value of stock awards vested in period	$ 0.7
Restricted Stock | TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of TSR awards of per share estimated on date of grant	$ 7.80